Offerings - Offering: 1	Sep. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share
Amount Registered | shares	2,041,852
Maximum Aggregate Offering Price	$ 29,734,470.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,552.35
Rule 457(f)	true
Amount of Securities Received | shares	2,041,852
Value of Securities Received, Per Share	19.50
Value of Securities Received	$ 39,816,114.00
Cash Consideration Paid	10,081,644.00
Fee Note MAOP	$ 29,734,470.00
Offering Note	(1) Based on the maximum number of shares of common stock of Norwood Financial Corp ("Norwood") that may be issued in connection with the proposed merger of PB Bankshares, Inc. ("PB Bankshares") and Norwood, calculated by multiplying (a) 2,552,315 shares of PB Bankshares common stock outstanding as of August 13, 2025, by (b) 80% (which is the percentage of PB Bankshares that will be exchanged for the Norwood shares of common stock being registered by this registration statement.) In accordance with Rule 416, this registration statement shall also register any additional shares of Norwood's common stock that may become issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions as provided by the agreement relating to the merger. If Norwood elects to avoid termination of the merger agreement by increasing the exchange ratio in accordance with the terms of the merger agreement, then Norwood will file a registration statement pursuant to Rule 462(b) or Rule 429 under the Securities Act, as applicable, to reflect such increase. (2) Pursuant to Rule 457(f)(2) and Rule 457(f)(3) under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is (x) the average of the high and low prices of PB Bankshares common stock as reported on the NASDAQ Capital Market on September 16, 2025 ($19.50), multiplied by (y) the product of (a) the number of shares of PB Bankshares common stock outstanding as of August 13, 2025 (2,552,315), and (b) 0.80, which represents the maximum percentage of PB Bankshares common stock to be converted into stock in accordance with the merger agreement, less the amount of cash to be paid in exchange for such shares of $10,081,644. The amount of cash consideration paid by Norwood ($10,081,644) is (x) the product of (a) the number of shares of PB Bankshares common stock outstanding as of August 13, 2025 (2,552,315), and (b) 0.20, which represents the maximum percentage of PB Bankshares common stock to be converted into cash in accordance with the merger agreement, multiplied by (y) the cash consideration per share of PB Bankshares common stock ($19.75).